Prepaid expenses and others (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid rental to a shareholder(1)	¥ 0	¥ 448
Receivable from a related party(2)	0	251
Prepaid expenses	295	184
Others	0	155
Total	¥ 295	¥ 1,038